Segment Information (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Document Fiscal Year Focus	2015
Commissions and fees
Commissions and fees	$ 3,809	$ 3,767	$ 3,633
Fixed assets
Fixed assets	563	483
UNITED KINGDOM
Commissions and fees
Commissions and fees	1,040	1,027	1,026
Fixed assets
Fixed assets	288	232
US [Member]
Commissions and fees
Commissions and fees	1,590	1,592	1,549
Fixed assets
Fixed assets	177	193
Other [Member]
Commissions and fees
Commissions and fees	1,179	1,148	$ 1,058
Fixed assets
Fixed assets	$ 98	$ 58